GMO International Quality ETF N-1A Cover	Feb. 28, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	GMO ETF TRUST
Entity Central Index Key	0001981627
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Prospectus Date	Jun. 30, 2026